Related Parties - Schedule of Shareholders and Other Related Parties’ Benefits (Details) - USD ($) $ in Thousands				6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Officers and Directors [Member]
Schedule of Shareholders and Other Related Parties’ Benefits [Line Items]
Salary and related expenses – officers and directors	[1]			$ 1,043	$ 881
Share based payment – officers and directors	[2]			$ 1,625	$ 652
Officers [Member]
Schedule of Shareholders and Other Related Parties’ Benefits [Line Items]
Nature of transaction	[3]	$ (586)	$ (381)
Directors [Member]
Schedule of Shareholders and Other Related Parties’ Benefits [Line Items]
Nature of transaction		$ (43)	$ (40)

[1]	The amounts include payroll and related expenses of $118 for a four-month advance notice period, as agreed in the employment agreement of the Company’s former president and director, whose employment was terminated by the board of directors on May 25, 2025.
[2]	The amounts include share-based compensation expenses of $672 related to the acceleration of future vesting pursuant to the termination of employment by the Company, and not for cause, as provided under the equity grant agreements of the Company’s former president, founder and director, approved by the Company’s shareholder and board of directors. On November 2025 the RSUs will be technically delivered according to the employment terms.
[3]	See note 7(1.1)